EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the CIBC Atlas Income Opportunity Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 1, 2018 (SEC Accession No. 000139834-18-010968), in interactive data format.

August 9, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund (File No. 033-42484)

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund, we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, revised risk/return summary information for the CIBC Atlas Income Opportunity Fund in interactive data format as an exhibit to the filing made pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 1, 2018 (SEC Accession No. 0001398344-18-010968).

If you have any questions regarding the filing, please do not hesitate to contact the undersigned at (610) 676-3456.

Sincerely,

/s/ Dianne M. Descoteaux
Dianne M. Descoteaux